Intellectual Property (Details - Amortization) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization 2022	$ 6,798
Amortization 2023	6,798
Amortization 2024	1,698
Total amortization	$ 15,294	$ 50,967